Note 2 - Summary of Significant Accounting Policies - Securities Excluded from Calculation of Earnings Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Securites excluded (in shares)	6,249,554	6,636,773
Liability Warrants [Member]
Securites excluded (in shares)	6,057,766	6,498,980
Equity Warrants [Member]
Securites excluded (in shares)	18,114	39,072
Share-Based Payment Arrangement, Option [Member]
Securites excluded (in shares)	146,539	52,762
Restricted Stock [Member]
Securites excluded (in shares)	25,360	40,996
Restricted Stock Units (RSUs) [Member]
Securites excluded (in shares)	1,775	4,963